FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Financial liabilities by category (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Amortized cost.
Financial liabilities by category
Financial liabilities	$ 404,988,396	$ 308,541,402	$ 258,460,995
Mandatorily measured at fair value through profit or loss
Financial liabilities by category
Financial liabilities	8,225,508
Trade and other payables | Amortized cost.
Financial liabilities by category
Financial liabilities	142,582,166	125,849,620	72,091,408
Trade and other payables | Mandatorily measured at fair value through profit or loss
Financial liabilities by category
Financial liabilities	8,225,508
Borrowing | Amortized cost.
Financial liabilities by category
Financial liabilities	168,310,605	145,478,637	124,774,325
Secured Notes | Amortized cost.
Financial liabilities by category
Financial liabilities	75,213,146	12,559,071	48,664,012
Lease liability | Amortized cost.
Financial liabilities by category
Financial liabilities	13,889,223	11,751,284	1,140,717
Consideration for acquisition of assets | Amortized cost.
Financial liabilities by category
Financial liabilities	$ 4,993,256	$ 12,902,790	$ 11,790,533